Exit or Disposal Activities - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) store branch	Dec. 31, 2016 store	Dec. 31, 2016 branch	Dec. 31, 2016 USD ($)	Dec. 31, 2016 facility	Dec. 31, 2015 USD ($) store branch
Exit or Disposal Activities (Textual) [Abstract]
Accruals for exit and disposal activities acquired	$ 4,456
Provisions in cost of goods sold or SG&A	50,503			$ 3,038		$ 9,761
Facilities closed prior to 2017
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A	$ 3,052
Facilities closed prior to 2016
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A				1,513
Facilities closed prior to 2015
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A						$ 1,264
Performance Coatings Group
Exit or Disposal Activities (Textual) [Abstract]
Number of branches closed	2		13		2	7
Provisions in cost of goods sold or SG&A	$ 143			505		$ 8,329
The Americas Group
Exit or Disposal Activities (Textual) [Abstract]
Number of stores closed | store	13	16				32
Provisions in cost of goods sold or SG&A	$ 47,308					$ 168
Consumer Brands Group
Exit or Disposal Activities (Textual) [Abstract]
Provisions in cost of goods sold or SG&A				$ 1,020
Valspar
Exit or Disposal Activities (Textual) [Abstract]
Accruals for exit and disposal activities acquired	$ 4,456